Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Components of accumulated other comprehensive loss

In millions	Foreign currency translation adjustments	Pension and other postretirement benefit plans	Derivative instruments	Total before tax	Income tax recovery (expense) (1)	Total net of tax
Balance at December 31, 2020	$(384)	$(4,485)	$5	$(4,864)	$1,153	$(3,711)
Other comprehensive income (loss) before reclassifications:
Translation of net investment (2)	(84)			(84)	—	(84)
Translation of US dollar debt (3)	32			32	(2)	30
Actuarial gain arising during the year		1,794		1,794	(471)	1,323
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of net actuarial loss		271		271	(71)	200
Amortization of prior service credit		(1)		(1)	—	(1)
Settlement loss arising during the year (4)		2		2	—	2
Other comprehensive income (loss)	(52)	2,066	—	2,014	(544)	1,470
Balance at December 31, 2021	(436)	(2,419)	5	(2,850)	609	(2,241)
Other comprehensive income (loss) before reclassifications:
Translation of net investment (2)	1,073			1,073	—	1,073
Translation of US dollar debt (3)	(707)			(707)	93	(614)
Derivative instruments (5)			(2)	(2)	—	(2)
Actuarial loss arising during the year (6)		(432)		(432)	113	(319)
Prior service credit arising during the year (6)		21		21	(6)	15
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of net actuarial loss		162		162	(43)	119
Amortization of prior service credit		(2)		(2)	1	(1)
Settlement loss arising during the year (4)		1		1	—	1
Other comprehensive income (loss)	366	(250)	(2)	114	158	272
Balance at December 31, 2022	(70)	(2,669)	3	(2,736)	767	(1,969)
Other comprehensive income (loss) before reclassifications:
Translation of net investment (2)	(363)			(363)	—	(363)
Translation of US dollar debt (3)	262			262	(33)	229
Derivative instruments (5)			97	97	(25)	72
Actuarial loss arising during the year		(331)		(331)	86	(245)
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of prior service credit		(3)		(3)	1	(2)
Amortization of gain on treasury lock			(1)	(1)	—	(1)
Other comprehensive income (loss)	(101)	(334)	96	(339)	29	(310)
Balance at December 31, 2023	$(171)	$(3,003)	$99	$(3,075)	$796	$(2,279)
(1)The Company releases stranded tax effects from Accumulated other comprehensive loss to Net income upon the liquidation or termination of the related item.
(2)Foreign exchange gain/(loss) on translation of net investment in foreign operations.
(3)Foreign exchange gain/(loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations. The Company designates US dollar-denominated debt of the parent company as a foreign currency hedge of its net investment in foreign operations. Accordingly, from the dates of designation, foreign exchange gains and losses on translation of the Company's US dollar-denominated debt are recorded in Accumulated other comprehensive loss, which minimizes the volatility of earnings resulting from the conversion of US dollar-denominated debt into Canadian dollars.
(4)Total before tax reclassified to Other components of net periodic benefit income in the Consolidated Statements of Income and included in net periodic benefit cost. See Note 18 – Pensions and other postretirement benefits.
(5)Cumulative gains or losses of the treasury locks are included in Derivative instruments. See Note 23 – Financial instruments for additional information.
(6)Amendments to the postretirement medical benefits plans in the U.S. resulted in a prior service credit of $21 million and an actuarial gain of $7 million.See Note 18 – Pensions and other postretirement benefits for additional information.